SCHEDULE OF QUANTITATIVE INFORMATION REGARDING LEVEL 3 FAIR VALUE MEASUREMENTS INPUTS (Details)	Mar. 31, 2025	Dec. 31, 2024	Dec. 13, 2024
Measurement Input, Price Volatility [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurements input			34.00
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Share Price [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurements input			9.50
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Share Price [Member] | Series C Preferred Stock [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurements input	1.29	3.00	9.50
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Price Volatility [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurements input			26.50
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Price Volatility [Member] | Series C Preferred Stock [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurements input	30.70	33.50
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Risk Free Interest Rate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurements input			4.25
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Risk Free Interest Rate [Member] | Series C Preferred Stock [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurements input	4.16	4.38	4.25
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Expected Dividend Rate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurements input			0.00
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Expected Dividend Rate [Member] | Series C Preferred Stock [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurements input	0.00	0.00	0.00
Fair Value, Inputs, Level 3 [Member] | Earnou Shares and Sponsor Earnout Shares [Member] | Measurement Input, Exercise Price [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurements input	11.50	11.50	11.50
Fair Value, Inputs, Level 3 [Member] | Earnou Shares and Sponsor Earnout Shares [Member] | Measurement Input, Share Price [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurements input	1.29	3.00	9.50
Fair Value, Inputs, Level 3 [Member] | Earnou Shares and Sponsor Earnout Shares [Member] | Measurement Input Public Warrant Price [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurements input	0.0605	0.085	0.075
Fair Value, Inputs, Level 3 [Member] | Earnou Shares and Sponsor Earnout Shares [Member] | Measurement Input, Price Volatility [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurements input	61.10	33.50
Fair Value, Inputs, Level 3 [Member] | Earnou Shares and Sponsor Earnout Shares [Member] | Measurement Input, Risk Free Interest Rate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurements input	3.95	4.38	4.25
Fair Value, Inputs, Level 3 [Member] | Earnou Shares and Sponsor Earnout Shares [Member] | Measurement Input, Expected Dividend Rate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurements input	0.00	0.00	0.00